Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized		$ (59,157)
Tax credits receivable	$ 49,597	139,932
Nutraceutical
Disclosure Of Income Tax [Line Items]
Tax credits recoverable recognized in the period		1,966,757
Derecognition of prior period tax credits recoverable	1,932,831
Temporary Differences
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	0
Research and development expenses
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	(222)	(2,010)
Tax credits receivable	$ 49,597	$ 139,932